Consolidated statement of cash flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [abstract]
Interest received	$ 40,175	$ 45,578	$ 58,627
Interest paid	12,695	17,740	27,384
Dividends received	1,898	1,158	2,369
Repayment of securities	(900)	(3,500)	(4,200)
Foreign exchange gain (loss)	(300)	500	600
Fair value gain (loss)	(1,000)	1,100	1,400
Restricted cash and cash equivalents	33,634	41,912	35,735
Mandatory reserve deposits at central banks	$ 15,357	$ 16,935	$ 19,353